Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares Class A	Ordinary shares Class C	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2023	$ 146	$ 13	$ 517,031		$ (510,634)	$ (128)	$ 6,428
Balance (in Shares) at Dec. 31, 2023	52,419,109	4,708,415
Net income					93		93
Balance at Mar. 31, 2024	$ 146	$ 13	517,031		(510,541)	(128)	6,521
Balance (in Shares) at Mar. 31, 2024	52,419,109	4,708,415
Balance at Dec. 31, 2023	$ 146	$ 13	517,031		(510,634)	(128)	6,428
Balance (in Shares) at Dec. 31, 2023	52,419,109	4,708,415
Net income							216
Balance at Jun. 30, 2024	$ 146	$ 13	517,031		(510,418)	(128)	6,644
Balance (in Shares) at Jun. 30, 2024	52,419,109	4,708,415
Balance at Mar. 31, 2024	$ 146	$ 13	517,031		(510,541)	(128)	6,521
Balance (in Shares) at Mar. 31, 2024	52,419,109	4,708,415
Net income					123		123
Balance at Jun. 30, 2024	$ 146	$ 13	517,031		(510,418)	(128)	6,644
Balance (in Shares) at Jun. 30, 2024	52,419,109	4,708,415
Balance at Dec. 31, 2024	$ 146	$ 13	517,031		(510,325)	(128)	6,737
Balance (in Shares) at Dec. 31, 2024	52,419,109	4,708,415
Net income					109		109
Balance at Mar. 31, 2025	$ 146	$ 13	517,031		(510,216)	(128)	6,846
Balance (in Shares) at Mar. 31, 2025	52,419,109	4,708,415
Balance at Dec. 31, 2024	$ 146	$ 13	517,031		(510,325)	(128)	6,737
Balance (in Shares) at Dec. 31, 2024	52,419,109	4,708,415
Net income							1,884
Balance at Jun. 30, 2025	$ 146	$ 13	517,031		(508,441)	(128)	8,621
Balance (in Shares) at Jun. 30, 2025	52,419,109	4,708,415
Balance at Mar. 31, 2025	$ 146	$ 13	517,031		(510,216)	(128)	6,846
Balance (in Shares) at Mar. 31, 2025	52,419,109	4,708,415
Net income					1,775		1,775
Balance at Jun. 30, 2025	$ 146	$ 13	$ 517,031		$ (508,441)	$ (128)	$ 8,621
Balance (in Shares) at Jun. 30, 2025	52,419,109	4,708,415